BUSINESS COMBINATIONS - Acquisition of PointSource (Details) $ in Thousands	Jun. 01, 2017 USD ($)	Feb. 29, 2020 USD ($)	Feb. 28, 2020 USD ($)	Feb. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Feb. 22, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 07, 2017 USD ($)	Jun. 02, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 23, 2016
Disclosure of detailed information about business combination [line items]
Number of employees											40
Total consideration paid net of cash and cash equivalents acquired					$ 4,137		$ 19,149			$ 16,584
Cash transferred					$ 4,328		$ 21,300			$ 19,525
PointSource
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Number of employees	97
Total consideration paid net of cash and cash equivalents acquired	$ 28,629
Cash transferred	15,500							$ 12,400	$ 3,100
Contingent consideration	9,373			$ 750		$ 2,206
Working capital adjustment	$ 3,756
Major business combination | PointSource
Disclosure of detailed information about business combination [line items]
Contingent consideration		$ 1,450	$ 1,198